Bingham McCutchen LLP
One Federal Street
Boston, MA 02110




	                                   May 5, 2014


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549


	Re:	Pioneer Series Trust II (the "trust")
	        (File Nos. 333-110037 and 811-21460)
		CIK No.0001265389

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of the prospectus and statement of additional information for Pioneer AMT-Free Municipal Fund, a series of the Trust, that would have been filed by the Trust under paragraph (c) of Rule 497, does not differ from that contained in Post-Effective Amendment No. 28 to the Trust's Registration Statement on Form N-1A, filed electronically with the Commission on April 29, 2014 (Accession No. 0001265389-14-000011).

     Please call Toby R. Serkin at (617) 951-8760 or the undersigned at
(617) 951-8458 or with any comments or questions relating to the filing.


Sincerely,



/s/ Jeremy B. Kantrowitz
------------------------
Jeremy B. Kantrowitz